SEMI-ANNUAL REPORT

 Green Century Balanced Fund December 31, 1996
 Green Century Equity Fund January 31, 1997

LOGO
     An Investment For Your Future. 29 Temple Place, Boston, Massachusetts 02111

For information on the Green Century Funds (R), call 1-800-93-GREEN. For information on opening an account, details on account services and information about existing accounts, call 1-800-221-5519. For share price and current yield information, call 1-800-882-8316 24 hours a day.
--------------------------------------------------------------------------------
          Dear Green Century Funds Shareholder:


          The Green Century Funds have thrived during Calendar Year 1996 and the early weeks of 1997. Along with the U.S. stock market overall, both Green Century Funds delivered strong returns. Our Balanced Fund's performance was superior: for the 1996 calendar year, the Fund outperformed all forty-five socially responsible funds tracked by Morningstar. Our Equity Fund's performance has remained consistently competitive. Assets in both Funds have grown and we have committed new dollars to several innovative and environmentally proactive companies.

INVESTMENT PERFORMANCE
          The Green Century Balanced Fund's total return for the one year ended December 31, 1996 was 25.02%. This performance not only placed the Fund first among the 45 socially responsible funds tracked by Morningstar but also placed it second among the 277 balanced funds tracked by Lipper Analytical Services, Inc. In comparison, the average balanced fund tracked by Lipper returned 13.73% in 1996. For the three years ended December 31, 1996, the Green Century Balanced Fund's average annual total return was 12.35%, just above the 11.63% average annual return of the 158 balanced funds tracked by Lipper for that period.
          The Balanced Fund's portfolio manager, Winslow Management Company, believes that environmentally pro-active companies can enjoy competitive advantages and improve their profitability by reducing costs associated with waste, avoiding exposure to environmental liabilities, and participating in growth markets. In 1996, Winslow focused the equity portion of the Fund in companies with high earnings growth rates which were selling at moderate price to earnings ratios. With many of the portfolio's companies implementing ecologically sustainable growth strategies, the companies' earnings growth rates, as estimated by Winslow, are superior to that of the overall market by a factor of three to one.
          A recent addition to the Balanced Fund's portfolio is Wild Oats Markets, Inc., stores which offer organic and holistic products and a company which Winslow estimates has an earnings growth rate of 30%. Other Balanced Fund holdings include Philip Environmental, a global leader in industrial waste recycling, and Thermo Fibergen which processes sludge from recycled paper mills into reusable fiber and water in a closed loop system. Fibergen's system diverts sludge from landfills, saving the paper mill disposal costs and increasing production yield.
          The Green Century Equity Fund's total return for the 1996 calendar year was a strong 21.26%. The Fund's average annual total returns for the three and five year periods ending December 31, 1996 were 17.44% and 13.76% respectively. At January 31, 1997, the Equity Fund's one, three, and five year average annual total returns had climbed to 26.44%, 19.25%, and 15.62% respectively, reflecting strong market gains in January.
          Invested in a portfolio of 400 stocks selected for their positive contributions to environmental and social responsibility, the Equity Fund is broadly diversified. Relative to unscreened market indices such as the Standard & Poor's 500 Index (the S&P 500), the Equity Fund benefitted from its underexposure to the tobacco, motor vehicle, and electric utility industries during the six months ended January 31, 1997. During the same period, the Fund's performance was hurt by its underexposure to the international oil industry and its overexposure to the retail and telephone industries relative to the S&P 500.

SHAREHOLDER ACTIVISM
          While all the companies held in the portfolios of the Green Century Funds must meet our standards for corporate environmental responsibility, some of the firms could increase their efforts to be better environmental citizens. Green Century uses our power as a shareholder to advocate for improved environmental performance.
          Last May, Green Century, with other concerned investors, introduced a shareholder resolution at Time Warner's annual meeting, urging that Time report on the company's plans to convert to totally chlorine-free paper. The resolution garnered a yes vote of nearly 18 million shares, or 5.5% of the votes cast, and persuaded Time Warner CEO Gerald Levin to state that he welcomed continuing dialogue with the resolution's proponents. Since then we have continued our efforts to negotiate with the company and persuade management to move forward. Unfortunately, only minimal progress has been made. Thus, Green Century has renewed our call for Time Warner to convert to chlorine-free paper and re-filed the shareholder resolution for Time's shareholder meeting in May, 1997.
          In December, Green Century co-filed a shareholder resolution asking that Thermo Electron endorse the CERES Principles, a set of comprehensive public standards for both environmental performance and reporting. Thermo Electron CEO George Hatsopoulos responded that the company shares our "concern with the environmental impact of corporate technologies" but does not "believe that another set of principles is necessary." Green Century disagrees. The objective in making the request to Thermo Electron is to require standards for environmental performance and disclosure, set methods for measuring progress toward these goals, and establish a format for public reporting of progress. Thus, we are pursuing our request that Thermo Electron endorse the CERES Principles through the shareholder resolution process.
          We are also pleased to report that the Green Century Funds recently joined the newly formed American Medical Association's (AMA) Coalition of Tobacco-Free Investments. In doing so, we certified that both Funds are free of investments in tobacco stocks and bonds and pledged that the Funds will not trade in tobacco equities and bonds in the future. Since the inception of the Funds, Green Century has been committed to not investing in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and to environmental and other health problems. We applaud the AMA for joining the call to divest from this unhealthy and environmentally destructive industry.
          Thank you again for your commitment to environmentally responsible investing and your investment in the Green Century Funds.

          With respect,

          The Green Century Funds

       GREEN CENTURY BALANCED FUND
       AVERAGE ANNUAL TOTAL RETURN
                          AS OF    AS OF
                         12/31/96 1/31/97
                         -------- -------
One Year................  25.02%  27.93%
Three Years.............  12.35%  12.43%
Five Years..............    n/a     n/a
Since Inception*........   8.55%   8.83%

        GREEN CENTURY EQUITY FUND
       AVERAGE ANNUAL TOTAL RETURN
                          AS OF    AS OF
                         12/31/96 1/31/97
                         -------- -------
One Year................  21.26%  26.44%
Three Years.............  17.44%  19.25%
Five Years..............  13.76%  15.62%
Since Inception**.......  13.80%  15.00%

* March 18, 1992                     ** June 3, 1991

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Green Century Equity Fund, which commenced investment operations in September, 1995, invests all of its assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Portfolio"). Consistent with regulatory guidance, performance for the period prior to the Fund's inception reflects the performance of the Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
As of December 31, 1996, the above named companies composed the following percentages of the portfolio of the Balanced Fund: Wild Oats Markets 2.09%; Philip Environmental 4.16%; Thermo Fibergen 1.86%; Time Warner 0.04%; and Thermo Electron 4.08%. The holdings of the Balanced Fund may change due to ongoing management of the Fund.
Lipper Analytical Services, Inc. and Morningstar are respected mutual fund ranking services. The S&P 500 is an unmanaged index broadly representative of the U.S. stock market. The American Medical Association does not endorse any investment vehicle and does not guarantee any rate of return.
This material must be preceded or accompanied by a prospectus. Distributor:
Signature Broker-Dealer Services, Inc.      3/97

                          GREEN CENTURY BALANCED FUND
                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1996
                                  (UNAUDITED)

COMMON STOCKS--74.2%

DESCRIPTION                                                  SHARES    VALUE
ENVIRONMENTAL PRODUCTS & SERVICES--19.3%
Caraustar Industries, Inc. ................................    3,000 $   99,750
Galileo Electro--Optics Corp. (b)..........................   16,000    402,000
Memtec LTD ADR (c).........................................   10,000    328,750
Philip Environmental Inc. (b)..............................   25,000    362,500
Thermo Electron Corp. (b)..................................    9,000    361,125
Thermo Fibergen Inc. (b)...................................   15,000    157,500
                                                                     ----------
                                                                      1,711,625
                                                                     ----------
FINANCIAL SERVICES--11.7%
American International Group, Inc..........................    1,500    162,375
Banco Latinoamericano de Export 'E' (c)....................    5,000    253,750
Mutual Risk Management.....................................    5,800    214,600
PMI Group Inc. ............................................    4,000    221,500
Sirrom Capital Corp. ......................................    5,000    183,750
                                                                     ----------
                                                                      1,035,975
                                                                     ----------
TECHNOLOGY--10.4%
Intel Corp.................................................      100     13,100
Metrika Systems Corp. (b)..................................   25,000    187,500
Orbital Sciences Corp......................................   15,000    258,750
Southwall Technologies Inc. (b)............................   15,000     93,750
System Software Associates, Inc. (b).......................   12,000    127,500
Teradyne Inc. (b)..........................................   10,000    243,750
                                                                     ----------
                                                                        924,350
                                                                     ----------
COMMUNICATIONS--7.8%
Nokia Corp. ADR (c)........................................    7,000    402,500
Telco Communications Group.................................    7,000    122,500
Time Warner, Inc...........................................      100      3,750
Trescom International, Inc.................................   20,000    160,000
                                                                     ----------
                                                                        688,750
                                                                     ----------
FOOD & BEVERAGE--4.6%
PepsiCo, Inc...............................................      100      2,938
Twinlab Corp. (ADR) (b) (c)................................   18,000    218,250
Wild Oats Markets, Inc. (b)................................   10,000    185,000
                                                                     ----------
                                                                        406,188
                                                                     ----------
PHARMACEUTICALS--4.5%
Elan Corp. PLC ADR (b) (c).................................    7,500    249,374
Pharmacopia, Inc. (b) (c)..................................    7,500    145,312
                                                                     ----------
                                                                        394,686
                                                                     ----------
AGRICULTURE--4.3%
Potash Corp. of Saskatchewan...............................    4,500    382,500
                                                                     ----------

DESCRIPTION                                                 SHARES     VALUE
ENERGY--4.2%
Calpine Corp..............................................    5,000  $   94,375
USX--Delhi Group..........................................   17,500     277,813
                                                                     ----------
                                                                        372,188
                                                                     ----------
HEALTH SERVICES AND HOSPITAL SUPPLIES--3.9%
Sofamor/Danek Group, Inc. (b).............................    5,000     152,500
Vencor Inc. (b)...........................................    6,000     189,750
                                                                     ----------
                                                                        342,250
                                                                     ----------
PERSONAL CARE PRODUCTS--3.5%
Gillette Company..........................................    4,000     308,500
                                                                     ----------
Total Common Stocks
 (Cost $5,325,083)..................................................  6,567,012
                                                                     ----------
CORPORATE BONDS AND NOTES--22.8%
                                                           PRINCIPAL
                                                            AMOUNT
COMMUNICATIONS--6.8%
Allbritton Comm 9.75%, due 11/30/07....................... $200,000  $  192,000
IXC Communications, Inc. 12.5%, due 10/1/05...............  200,000     221,000
GST USA, Inc. 13.875%, due 12/15/05.......................  300,000     184,500
                                                                     ----------
                                                                        597,500
                                                                     ----------
ENERGY--5.0%
Midland Funding II, 11.75%, due 7/23/05...................  200,000     225,000
Trans Texas Gas, 11.50%, due 6/15/02......................  200,000     217,250
                                                                     ----------
                                                                        442,250
                                                                     ----------
HEALTH SERVICES AND HOSPITAL SUPPLIES--4.2%
Paracelsus Healthcare 10.00%, due 8/15/06.................  200,000     235,625
Unilab Corporation 11.00%, due 4/01/06....................  200,000     136,000
                                                                     ----------
                                                                        371,625
                                                                     ----------
FOOD & BEVERAGE--2.3%
Curtice--Burns Foods 12.25%, due 2/01/05..................  200,000     207,000
                                                                     ----------

                          GREEN CENTURY BALANCED FUND
                     PORTFOLIO OF INVESTMENTS--(CONCLUDED)

                               DECEMBER 31, 1996
                                  (UNAUDITED)

                                                           PRINCIPAL
DESCRIPTION                                                 AMOUNT     VALUE
PAPER PRODUCTS--2.3%
Repap Wisconsin 9.875%, due 5/01/06....................... $200,000  $  205,000
                                                                     ----------
ENVIRONMENTAL SERVICES--2.2%
ICF Kaiser International 13.00%, due 12/31/03.............  200,000     190,000
                                                                     ----------
Total Corporate Bonds and Notes
 (Cost $2,037,359)..................................................  2,013,375
                                                                     ----------
U.S. TREASURY NOTE--1.7%
6.875%, due 7/31/99.......................................  150,000     153,094
                                                                     ----------
Total U.S. Treasury Notes
 (Cost $149,926)....................................................    153,094
                                                                     ----------
SHORT-TERM OBLIGATIONS--0.9%
REPURCHASE AGREEMENTS
Salomon Brothers, 5.90%, dated 12/31/96, due 1/2/97, proceeds
 $79,802 (collateralized by U.S. Treasury Notes with maturities from
 8/15/13 through 5/15/18, value $81,526)............................     79,776
                                                                     ----------
TOTAL INVESTMENTS (A)--99.6%
 (Cost $7,592,175)..................................................  8,813,257
Other Assets Less Liabilities--0.4%.................................     31,613
                                                                     ----------
NET ASSETS--100%.................................................... $8,844,870
                                                                     ==========

-------
(a) The cost of securities for federal income tax purposes is $7,592,175 resulting in gross unrealized appreciation and depreciation of $1,409,820 and $188,738 respectively, or net unrealized appreciation of $1,221,082.
(b) Non-income producing security.
(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt representing foreign securities on deposit with a domestic custodian bank.
                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996
                                  (UNAUDITED)

ASSETS:
Investments in securities, at value--
 (cost $7,592,175) see accompanying portfolio...................... $8,813,257
Receivables for:
 Securities sold...................................................    128,261
 Interest and dividends............................................     65,903
                                                                    ----------
   Total assets....................................................  9,007,421
                                                                    ----------
LIABILITIES:
Payable for securities purchased...................................    143,205
Accrued expenses...................................................     19,346
                                                                    ----------
   Total liabilities...............................................    162,551
                                                                    ----------
NET ASSETS......................................................... $8,844,870
                                                                    ==========
NET ASSETS CONSIST OF:
Paid-in capital.................................................... $7,724,243
Accumulated net realized gain (loss) on investments and options
 written...........................................................    (90,458)
Net unrealized appreciation on investments and options written.....  1,221,082
Distributions in excess of net investment income...................     (9,997)
                                                                    ----------
NET ASSETS......................................................... $8,844,870
                                                                    ==========
SHARES OUTSTANDING.................................................    699,294
NET ASSET VALUE, REDEMPTION PRICE
 AND OFFERING PRICE PER SHARE: ($8,844,870 / 699,294).............. $    12.65
                                                                    ==========

                          GREEN CENTURY BALANCED FUND
                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income....................................................... $117,661
Dividend income (net of foreign withholding tax of $479)..............   13,469
                                                                       --------
   Total investment income............................................  131,130
                                                                       --------
EXPENSES (NOTE 2):
Administrative services fee...........................................   63,712
Investment advisory fee...............................................   31,856
Distribution fee......................................................   10,619
Miscellaneous expenses................................................    1,076
                                                                       --------
   Total expenses.....................................................  107,263
                                                                       --------
NET INVESTMENT INCOME.................................................   23,867
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1):
Net realized gain on investments and options written..................   17,560
Net increase in unrealized appreciation of investments and options written..............................................................  598,951
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................  616,511
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $640,378
                                                                       ========

                       See Notes to Financial Statements

                          GREEN CENTURY BALANCED FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE         FOR THE
                                                SIX MONTHS ENDED   YEAR ENDED
                                                DECEMBER 31, 1996 JUNE 30, 1996
                                                   (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income.........................    $    23,867     $   58,102
 Net realized gain (loss) on investments and
  options written..............................         17,560      1,045,400
 Net increase in unrealized appreciation (de-
  preciation) of investments and options writ-
  ten..........................................        598,951        271,529
                                                   -----------     ----------
 Net increase in net assets resulting from op-
  erations.....................................        640,378      1,375,031
                                                   -----------     ----------
Dividends to shareholders (Note 1):
 From net investment income....................        (34,479)       (58,633)
 From net realized gains.......................     (1,042,169)             0
                                                   -----------     ----------
 Total dividends and distributions.............     (1,076,648)       (58,633)
                                                   -----------     ----------
Capital Share Transactions (Note 4):
 Proceeds from sales of shares.................        615,941      4,331,903
 Reinvestment of dividends.....................        607,457         50,833
 Payments for shares redeemed..................       (157,449)      (774,466)
                                                   -----------     ----------
 Net increase in net assets resulting from cap-
  ital stock transactions......................      1,065,949      3,608,270
                                                   -----------     ----------
Total Increase in Net Assets...................        629,679      4,924,668
NET ASSETS:
 Beginning of period...........................      8,215,191      3,290,523
                                                   -----------     ----------
 End of period (including distributions in ex-
  cess of net investment income of $9,997 for
  the six months ended December 31, 1996 and
  undistributed net investment income of $615
  for the year ended June 30, 1996)............     $8,844,870     $8,215,191
                                                   ===========     ==========

                          GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                                                                                          FOR THE PERIOD
                                FOR THE                                                   MARCH 18, 1992
                               SIX MONTHS           FOR THE YEAR ENDED JUNE 30,           (COMMENCEMENT
                                  ENDED       -----------------------------------------   OF OPERATIONS)
                            DECEMBER 31, 1996   1996       1995       1994      1993     TO JUNE 30, 1992
                               (UNAUDITED)    (AUDITED)  (AUDITED)  (AUDITED) (AUDITED)     (AUDITED)
 Net Asset Value, begin-
  ning of period.........       $ 13.34       $ 11.03    $  9.68    $ 10.14   $  9.84       $ 10.00
 Income from investment
  operations:
 Net investment income...          0.033         0.095      0.100      0.072     0.061         0.019
 Net realized and
  unrealized gain (loss)
  on investments.........          0.932         2.313      1.346     (0.459)    0.303        (0.164)
                                 -------       -------    -------   --------   -------      --------
 Total increase
  (decrease) from
  investment operations..          0.965         2.408      1.446     (0.387)    0.364        (0.145)
                                 -------       -------    -------   --------   -------      --------
 Less dividends (Note 1):
 Dividends from net
  investment income......         (0.053)       (0.098)    (0.096)    (0.073)   (0.064)       (0.015)
 Dividends from net real-
  ized gains.............         (1.602)        0.000      0.000      0.000     0.000         0.000
                                --------       -------    -------    -------   -------       -------
 Net Asset Value, end of
  period.................       $ 12.65       $ 13.34    $ 11.03    $  9.68   $ 10.14        $ 9.84
                                ========      ========   ========   ========  ========       =======
 Total return............          7.39%(a)     21.98%     15.00%     (3.83)%    3.69%        (1.45)%(a)
 Ratios/Supplemental da-
  ta:
 Net assets, end of pe-
  riod (in 000's)........       $ 8,845       $ 8,215    $ 3,291    $  3,151  $ 2,821       $    547
 Ratio of expenses to
  average net assets.....          2.50%(b)      2.50%      2.50%      2.50%     2.50%         2.50%(b)
 Ratio of net investment
  income to average net
  assets.................          0.56%(b)      0.85%      0.97%      0.74%     0.85%         1.13%(b)
 Portfolio Turnover......            60%          136%        16%         14%      11%             2%
 Average commission rate
  paid per share.........       $  0.06       $  0.06         --          --       --             --

(a) Not annualized
(b) Annualized

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 31, 1997
                                  (UNAUDITED)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)...... $1,918,550
                                                                     ----------
   Total assets.....................................................  1,918,550
                                                                     ----------
LIABILITIES:
Accrued expenses (Note 2)...........................................      1,569
                                                                     ----------
   Total liabilities................................................      1,569
                                                                     ----------
NET ASSETS.......................................................... $1,916,981
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital..................................................... $1,625,694
Distributions in excess of net investment income....................     (1,405)
Accumulated net realized gain on investment.........................      4,766
Net unrealized appreciation on investment...........................    287,926
                                                                     ----------
NET ASSETS.......................................................... $1,916,981
                                                                     ==========
SHARES OUTSTANDING..................................................    138,988
NET ASSET VALUE, REDEMPTION PRICE
 AND OFFERING PRICE PER SHARE: ($1,916,981 / 138,988 shares)........ $    13.79
                                                                     ==========

                           GREEN CENTURY EQUITY FUND
                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index Portfolio................................ $ 10,866
Expenses from Index Portfolio.........................................   (2,111)
                                                                       --------
   Net income from Index Portfolio....................................    8,755
                                                                       --------
EXPENSES:
Administrative services fee (Note 2)..................................    7,613
                                                                       --------
NET INVESTMENT INCOME.................................................    1,142
                                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENT:
Net realized gain.....................................................    2,918
Net increase in unrealized appreciation...............................  287,008
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT........................  289,926
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................. $291,068
                                                                       ========

                       See Notes to Financial Statements

                           GREEN CENTURY EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                FOR THE       (COMMENCEMENT OF
                                            SIX MONTHS ENDED   OPERATIONS) TO
                                            JANUARY 31, 1997   JULY 31, 1996
                                              (UNAUDITED)        (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income.....................    $    1,142         $  1,702
 Net realized gain on investment...........         2,918            2,672
 Net increase in unrealized appreciation...       287,008              918
                                               ----------         --------
 Net increase resulting from operations....       291,068            5,292
                                               ----------         --------
Dividends to shareholders:
 From net investment income................        (2,942)          (1,307)
 From net realized gains...................          (824)               0
                                               ----------         --------
 Total dividends and distributions.........        (3,766)          (1,307)
                                               ----------         --------
Capital Share Transactions:
 Proceeds from sales of shares.............       814,525          927,413
 Reinvestment of dividends.................         3,289            1,143
 Payments for shares redeemed..............       (67,862)         (52,814)
                                               ----------         --------
 Net increase resulting from capital share
  transactions.............................       749,952          875,742
                                               ----------         --------
Total Increase in Net Assets...............     1,037,254          879,727
NET ASSETS:
 Beginning of period.......................       879,727                0
                                               ----------         --------
 End of period (including distributions in
  excess of net investment income of $1,405
  for the six months ended January 31, 1997
  and undistributed net investment income
  of $395 for the year ended
  July 31, 1996)...........................    $1,916,981         $879,727
                                               ==========         ========

                           GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                                             SEPTEMBER 13, 1995
                                                FOR THE       (COMMENCEMENT OF
                                            SIX MONTHS ENDED   OPERATIONS) TO
                                            JANUARY 31, 1997   JULY 31, 1996
                                              (UNAUDITED)        (AUDITED)
Net Asset Value, beginning of period.......     $11.04             $10.00
Income from investment operations:
 Net investment income.....................       0.005              0.02
 Net realized and unrealized gain on in-
  vestment.................................       2.777              1.04
                                                -------            ------
 Total increase from investment operations.       2.782              1.06
                                                -------            ------
Less dividends:
 Dividends from net investment income......      (0.025)
 Dividends from net realized gains.........      (0.007)            (0.02)
                                                -------            ------
Net Asset Value, end of period.............     $13.79             $11.04
                                                =======            ======
Total return...............................      25.21%(a)          10.64%(a)
Ratios/supplemental data
 Net Assets, end of period (in 000's)......      $1,917              $880
 Ratio of expenses to average net assets...       1.50%(b)           1.50%(b)
 Ratio of net investment income to average
  net assets...............................       0.19%(b)           0.49%(b)

(a) Not annualized.
(b) Annualized.

                       See Notes to Financial Statements

                 GREEN CENTURY BALANCED FUND/DECEMBER 31, 1996

                   GREEN CENTURY EQUITY FUND/JANUARY 31, 1997

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund and the Green Century Equity Fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
  The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (1.13% at January 31, 1997). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
  (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges or reported through the NASDAQ system are valued at last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at the mean between the closing bid and asked prices if such securities are listed on a national exchange, and at the last quoted bid prices in the case of securities not listed on a national exchange. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuation furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available are valued at fair value as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
      EQUITY FUND INVESTMENT VALUATION: Valuation of securities by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
  (B) BALANCED FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
      EQUITY FUND SECURITIES TRANSACTIONS AND INVESTMENT INCOME: The Fund earns income, net of Index Portfolio expenses, and is allocated realized and unrealized gains daily based on its investment in the Index Portfolio.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  (C) DISTRIBUTIONS: Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. The Funds declare and pay dividends of net investment income semi-annually and distribute net realized capital gains, if any, annually.
  (D) BALANCED FUND OPTIONS WRITTEN: When the Balanced Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Balanced Fund realizes a gain equal to the amount of the premium originally received. When the Balanced Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.
        The risk in writing a call option is that the Balanced Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.
  (E) FEDERAL TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.

NOTE 2--TRANSACTIONS WITH AFFILIATES
  (A) INVESTMENT ADVISER: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
  (B) SUBADVISER: Winslow Management Company ("Winslow"), a division of Eaton Vance Management, is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually. For the six months ended December 31, 1996, Green Century accrued fees of $24,183 to Winslow.

                          GREEN CENTURY BALANCED FUND
                           GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

  (C) ADMINISTRATOR: Green Century Capital Management is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at an annual rate equal to 1.50% of the Fund's average daily net assets, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees and any amortization of organization expenses), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
  (D) SUBADMINISTRATOR: Pursuant to a Subadministrative Services Agreement with the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. Signature also pays the salaries of officers of the Trust who are affiliated with Signature. For the six months ended December 31, 1996, Green Century accrued fees of $6,371 to Signature relating to services performed on behalf of the Balanced Fund, and for the six months ended January 31, 1997, Green Century accrued fees of $1,002 to Signature relating to services performed on behalf of the Equity Fund.
  (E) DISTRIBUTION PLAN: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund will pay a fee to Signature, as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended December 31, 1996, the Balanced Fund accrued and paid $10,619 to Signature for services provided pursuant to the Plan.

NOTE 3--INVESTMENT TRANSACTIONS
  The Balanced Fund's purchases and sales of securities, other than short-term securities, aggregated $5,264,584 and $4,924,384, respectively for the six months ended December 31, 1996.
  Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $817,813 and $78,211 for the six months ended January 31, 1997.

NOTE 4--CAPITAL SHARE TRANSACTIONS
  Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                  BALANCED FUND                      EQUITY FUND
                         -------------------------------- ---------------------------------
                         FOR THE SIX MONTHS FOR THE YEAR  FOR THE SIX MONTHS FOR THE PERIOD
                               ENDED            ENDED           ENDED            ENDED
                         DECEMBER 31, 1996  JUNE 30, 1996  JANUARY 31, 1997  JULY 31, 1996
Shares sold.............       46,595          379,384          64,496           84,374
Reinvestment of divi-
 dends..................       48,597            4,436             250              101
Shares redeemed.........      (11,858)         (66,302)         (5,456)          (4,777)
                              -------          -------          ------           ------
                               83,334          317,518          59,290           79,698
                              =======          =======          ======           ======

                         DOMINI SOCIAL INDEX PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

COMMON STOCKS--98.5%

DESCRIPTION                                                SHARES     VALUE

APPAREL--1.1%
Brown Group Inc. .........................................     900 $     14,850
Hartmarx Corp. (b)........................................   1,800       10,575
Lands' End Inc. ..........................................   1,700       48,237
Liz Claiborne, Inc. ......................................   3,900      164,288
Nike Inc. (Class B).......................................  15,300    1,038,488
Oshkosh B'Gosh, Inc. (Class A)............................     800       11,000
Phillips-Van Heusen Corp. ................................   1,400       18,900
Reebok International Ltd. ................................   3,200      152,000
Russell Corp. ............................................   2,200       70,950
Stride Rite Corp. ........................................   2,700       32,400
Timberland Co. (b)........................................     600       26,625
VF Corp. .................................................   3,400      226,100
                                                                   ------------
                                                                      1,814,413
                                                                   ------------
COMMERCIAL PRODUCTS & SERVICES--2.5%
Autodesk Inc. ............................................   2,400       75,900
Banta Corp. ..............................................   1,850       43,475
Centex Corp. .............................................   1,600       62,400
Cintas Corp. .............................................   2,600      148,200
Crown Cork & Seal Inc. ...................................   6,800      391,000
Deluxe Corp. .............................................   4,700      144,525
DeVRY Inc. (b)............................................   2,200       57,750
Donnelley, (R.R.) & Sons..................................   8,100      253,125
Fleetwood Enterprises, Inc. ..............................   1,900       50,825
Fuller (H.B.) Co. ........................................     800       39,900
Graco Inc. ...............................................     950       30,519
Harland (J.H.) Co. .......................................   1,600       46,600
HON Industries Inc. ......................................   1,600       57,200
Ikon Office Solutions Inc. ...............................   7,100      313,288
Kaufman & Broad Home Corp. ...............................   2,100       29,663
Kelly Services (Class A)..................................   1,775       49,700
Miller, (Herman) Inc. ....................................   1,300       75,238
Moore Corp., Ltd. ........................................   5,300      109,975
National Education Corp. (b)..............................   2,100       31,763
National Service Industries, Inc. ........................   2,400       92,100
New England Business Services Inc. .......................     800       16,600
Pitney Bowes Inc. ........................................   8,000      461,000
Rouse Co. ................................................   3,000       93,000
Sherwin-Williams Co. .....................................   4,600      255,300
Sonoco Products Co. ......................................   4,805      128,534
Standard Register Co. ....................................   1,500       51,750
TJ International Inc. ....................................   3,500       64,750
Xerox Corp. ..............................................  18,100    1,061,113
                                                                   ------------
                                                                      4,235,193
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--0.2%
American Greetings Corp. (Class A)........................   4,000      113,250
Avery Dennison Corp. .....................................   5,700      208,762
ISCO Inc. ................................................     300        2,550
Tennant Co. ..............................................     500       13,438
                                                                   ------------
                                                                        338,000
                                                                   ------------

DESCRIPTION                                                SHARES     VALUE

ENERGY--3.7%
Amoco Corp. ..............................................  26,800 $  2,331,600
Anadarko Petroleum Corp. .................................   3,200      207,200
Apache Corp. .............................................   4,800      184,200
Atlantic Richfield Co. ...................................   9,000    1,190,250
Consolidated Natural Gas Co. .............................   5,100      283,687
ENERGEN Corp. ............................................     600       18,450
Enron Corp. ..............................................  13,100      540,375
Helmerich & Payne Inc. ...................................   1,300       62,888
Louisiana Land & Exploration Co. .........................   2,000      112,500
OGE Energy Corp. .........................................   2,100       89,513
Oryx Energy Co. (b).......................................   5,600      135,800
Pennzoil Co. .............................................   2,500      155,938
Rowan Companies Inc. (b)..................................   4,700      118,675
Santa Fe Energy Resources Inc. (b)........................   4,800       71,400
Sonat Inc. ...............................................   4,700      250,275
Sun Co. ..................................................   3,900      102,862
Williams Companies Inc. ..................................   9,000      361,125
                                                                   ------------
                                                                      6,216,738
                                                                   ------------
FINANCIAL--13.2%
Ahmanson (H.F.) & Co. ....................................   5,700      213,750
American Express Co. .....................................  26,200    1,634,225
Banc One Corp. ...........................................  23,095    1,047,935
Bank of Boston............................................   8,100      577,125
BankAmerica Corp. ........................................  19,700    2,199,012
Bankers Trust (N.Y.) Corp. ...............................   4,500      382,500
Barnett Banks Inc. .......................................  10,400      457,600
Beneficial Corp. .........................................   2,800      188,300
Block (H. & R.), Inc. ....................................   5,500      162,937
Cincinnati Financial Corp. ...............................   2,995      187,188
CoreStates Financial Corp. ...............................  11,700      582,075
Dime Bancorp Inc. (b).....................................   5,800       90,625
Edwards (A.G.), Inc. .....................................   3,525      119,409
Federal Home Loan Mortgage
 Corp. ...................................................  38,000    1,149,500
Federal National Mortgage Association.....................  58,000    2,291,000
Fifth Third Bancorp.......................................   5,600      433,300
First Chicago Corp. ......................................  17,206      982,893
First Fed Financial Corp. (b).............................     600       13,200
Golden West Financial Corp. ..............................   3,100      208,088
Great Western Financial Corp. ............................   7,100      224,538
Household International Inc. .............................   5,200      515,450
MBNA Corp. ...............................................  17,700      610,650
Mellon Bank Corp. ........................................   6,900      514,913
Merrill Lynch & Co., Inc. ................................  10,400      876,200
Morgan (J.P.) & Co., Inc. ................................  10,700    1,102,100
Norwest Corp. ............................................  20,500      976,312
Piper Jaffray Inc. .......................................   1,000       17,625
PNC Bank Corp. ...........................................  18,300      727,425

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

COMMON STOCKS--CONTINUED

DESCRIPTION                                                SHARES     VALUE

FINANCIAL--CONTINUED
ReliaStar Financial Corp. ................................   2,000 $    111,000
Schwab (Charles) Corp. ...................................   9,300      347,588
Student Loan Marketing Association........................   2,900      315,738
SunTrust Banks Inc. ......................................  11,800      590,000
Transamerica Corp. .......................................   3,600      296,100
Value Line Inc.  .........................................     500       15,125
Vermont Financial Services Corp. .........................     200        7,925
Wachovia Corp. ...........................................   8,900      512,863
Wells Fargo & Co. ........................................   4,900    1,493,275
Wesco Financial Corp. ....................................     400       78,000
                                                                   ------------
                                                                     22,253,489
                                                                   ------------
FOODS & BEVERAGES--9.8%
Ben & Jerry's (Class A) (b)...............................     700        8,225
Campbell Soup Co. ........................................  12,800    1,062,400
Coca-Cola Co. ............................................ 134,700    7,795,762
CPC International Inc. ...................................   7,700      591,937
Fleming Cos. Inc. ........................................   2,000       32,250
General Mills, Inc. ......................................   8,400      569,100
Heinz (H.J.) Co. .........................................  19,900      800,975
Hershey Foods Corp. ......................................   8,200      346,450
Kellogg Co. ..............................................  11,700      814,612
Odwalla Inc. (b)..........................................   1,300       16,250
PepsiCo, Inc. ............................................  86,300    3,009,713
Quaker Oats Co. ..........................................   7,200      276,300
Ralston Purina Group......................................   5,600      440,300
Smucker (J.M.) Co. (Class A)..............................   1,500       26,250
Super Valu Inc. ..........................................   3,600      111,150
Sysco Corp. ..............................................   9,500      312,313
TCBY Enterprises, Inc. ...................................   1,300        5,525
Tootsie Roll Industries, Inc. ............................   1,145       43,939
Wrigley, (Wm.) Jr. Co. ...................................   6,200      360,375
                                                                   ------------
                                                                     16,623,826
                                                                   ------------
HOUSEHOLD GOODS--5.7%
Alberto Culver Co. (Class B)..............................   1,500       78,187
Avon Products, Inc. ......................................   7,100      445,525
Bassett Furniture Industries, Inc. .......................     900       20,362
Church & Dwight Co., Inc. ................................   4,400      112,200
Clorox Co. ...............................................   2,700      320,287
Colgate-Palmolive Co. ....................................   7,800      754,650
Fedders Corp. ............................................   2,200       13,750
Handleman Co. (b).........................................   1,900       15,200
Harman International Industries, Inc. ....................     930       43,129
Hasbro Inc. ..............................................   4,600      181,700
Huffy Corp. ..............................................     700        9,975
Kimberly-Clark Corp. .....................................  15,232    1,485,120
Leggett & Platt Inc. .....................................   4,900      157,413

DESCRIPTION                                                SHARES     VALUE

HOUSEHOLD GOODS--CONTINUED
Mattel, Inc. .............................................  14,685 $    413,016
Maytag Co. ...............................................   5,400      110,700
Newell Co. ...............................................   8,400      277,200
Oneida, Ltd. .............................................     800       13,900
Procter & Gamble Co. .....................................  36,900    4,261,950
Rubbermaid Inc. ..........................................   8,000      185,000
Shaw Industries...........................................   7,300      101,288
Snap-On Tools Corp. ......................................   3,550      132,238
Springs Industries Inc. (Class A).........................   1,100       46,475
Stanhome, Inc. ...........................................   1,100       28,463
Stanley Works.............................................   4,700      178,600
Thomas Industries.........................................     800       17,500
Whirlpool Corp. ..........................................   4,100      208,588
                                                                   ------------
                                                                      9,612,416
                                                                   ------------
INSURANCE--6.1%
Aetna Inc. ...............................................   7,970      629,630
American General Corp. ...................................  11,300      450,587
American International Group, Inc. .......................  25,400    3,076,575
Chubb Corp. ..............................................   9,300      506,850
CIGNA Corp. ..............................................   4,200      636,825
General Re Corp. .........................................   4,400      710,600
Hartford Steam Boiler.....................................   1,100       50,875
Jefferson-Pilot Corp. ....................................   3,800      224,200
Lincoln National Corp. ...................................   5,600      300,300
Marsh & McLennan Companies, Inc. .........................   3,800      409,450
Providian Corp. ..........................................   5,000      269,375
SAFECO Corp. .............................................   6,700      254,600
St. Paul Companies........................................   4,500      281,250
Torchmark Corp. ..........................................   3,800      196,650
Travelers Corp. ..........................................  34,600    1,812,206
UNUM Corp. ...............................................   3,900      294,938
USF&G Corp. ..............................................   6,200      130,975
USLIFE Corp. .............................................   1,925       78,925
                                                                   ------------
                                                                     10,314,811
                                                                   ------------
MANUFACTURING--2.0%
Applied Materials, Inc. (b)...............................   9,500      469,062
Boston Scientific Corp. (b)...............................   9,700      662,025
Brady (W.H.) (Class A)....................................   1,400       32,200
Case Corp. ...............................................   4,000      212,000
Cincinnati Milacron.......................................   2,300       52,900
Clarcor, Inc. ............................................     900       22,387
Deere & Co. ..............................................  14,300      611,325
Dionex Corp. (b)..........................................     800       32,400
Fastenal Co. .............................................   2,000       75,500
Gerber Scientific.........................................   1,200       17,100
Goulds Pumps, Inc. .......................................   1,200       28,050

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

COMMON STOCKS--CONTINUED

DESCRIPTION                                                SHARES     VALUE

MANUFACTURING--CONTINUED
Hunt Manufacturing Co. ...................................     600 $     10,350
Illinois Tool Works Inc. .................................   6,600      538,725
James River Corp. of Virginia.............................   4,500      144,563
Lawson Products, Inc. ....................................     800       17,700
Millipore Corp. ..........................................   2,300       98,325
Nordson Corp. ............................................   1,000       60,750
Thermo Electron Corp. (b).................................   7,930      270,611
Watts Industries Inc. (Class A)...........................   1,400       34,125
Wellman Inc. .............................................   1,700       29,963
Zurn Industries Inc. .....................................     700       16,888
                                                                   ------------
                                                                      3,436,949
                                                                   ------------
MEDIA--3.7%
BET Holdings Inc. (Class A) (b)...........................     900       23,625
Comcast Corp. (Class A)...................................  17,300      317,888
Disney (Walt) Co. ........................................  37,100    2,717,575
Dow Jones & Co. Inc. .....................................   5,300      210,012
Frontier Corp. ...........................................   8,700      190,313
Harcourt General Inc. ....................................   3,900      176,475
King World Productions Inc. (b)...........................   2,000       78,250
Lee Enterprises, Inc. ....................................   2,500       57,500
McGraw-Hill Inc. .........................................   5,300      263,675
Media General Inc. (Class A)..............................   1,400       44,100
Meredith Corp. ...........................................   1,700       87,338
New York Times Co. (Class A)..............................   5,200      199,550
Scholastic Corp. (b)......................................   2,200      129,800
Tele-Communications, Inc. (Class A) (b)...................  35,300      469,931
Times Mirror Co. (Class A)................................   5,600      264,600
US West Media Group (b)...................................  33,200      618,350
Viacom Inc. (Class A) (b).................................   4,000      136,000
Washington Post Co. (Class B).............................     600      200,400
                                                                   ------------
                                                                      6,185,382
                                                                   ------------
MISCELLANEOUS--1.2%
Allwaste, Inc. (b)........................................   2,000       10,750
Avnet, Inc. ..............................................   2,300      142,312
Bemis Co., Inc. ..........................................   2,800      114,450
CPI Corp. ................................................     600       11,100
Cross (A.T.) Co. (Class A)................................     900       10,800
General Signal Corp. .....................................   2,600      117,650
Hillenbrand Industries Inc. ..............................   3,800      147,250
Ionics Inc. (b)...........................................     900       45,113
Jostens Inc. .............................................   2,100       43,312
Marriott International Corp. .............................   7,400      393,125
Omnicom Group, Inc. ......................................   4,300      209,088
Polaroid Corp. ...........................................   2,500      110,000
Sealed Air Corp. (b)......................................   2,300       98,325

DESCRIPTION                                                SHARES     VALUE

MISCELLANEOUS--CONTINUED
Service Corp. International...............................  12,500 $    362,500
Toro Co. .................................................     800       28,100
Whitman Corp. ............................................   5,600      128,800
                                                                   ------------
                                                                      1,972,675
                                                                   ------------
PHARMACEUTICALS AND HEALTH CARE--8.5%
Acuson Corp. (b)..........................................   1,500       38,063
Allergan Inc. ............................................   3,500      123,812
Alza Corp. (b)............................................   4,500      129,937
Angelica Corp. ...........................................     800       15,300
Apogee Enterprises, Inc. .................................     700       26,425
Becton Dickinson & Co. ...................................   6,900      339,825
Bergen Brunswig Corp. (Class A)...........................   1,895       56,376
Biomet Inc. (b)...........................................   6,200       96,100
Forest Laboratories, Inc. (b).............................   2,400       90,600
Humana Inc. (b)...........................................   8,600      163,400
Johnson & Johnson.........................................  72,000    4,149,000
Manor Care Inc. ..........................................   3,700       94,350
Medtronic Inc. ...........................................  12,700      869,950
Merck & Co., Inc. ........................................  65,800    5,971,350
Mylan Laboratories Inc. ..................................   9,600      157,200
Natures Sunshine Products Inc. ...........................     600       10,650
Oxford Health Plans (b)...................................   4,000      217,500
Schering-Plough Corp. ....................................  20,000    1,512,500
St. Jude Medical Inc. (b).................................   4,500      170,438
Stryker Corp. ............................................   5,100      147,900
Sunrise Medical Inc. (b)..................................   1,000       15,500
Transitional Hospitals....................................   2,384       21,754
United American Healthcare (b)............................     300        1,425
                                                                   ------------
                                                                     14,419,355
                                                                   ------------
RESOURCE DEVELOPMENT--2.2%
Air Products & Chemicals, Inc. ...........................   5,900      421,112
Aluminum Co. of America...................................   9,600      662,400
ARCO Chemical Co. ........................................   5,100      242,887
Battle Mountain Gold Co. .................................  11,900       77,350
Betz Laboratories, Inc. ..................................   1,500       87,750
Cabot Corp. ..............................................   4,200      100,275
Calgon Carbon Corp. ......................................   2,200       25,025
Consolidated Papers Inc. .................................   2,400      114,300
Cyprus Amax Minerals Co. .................................   4,900      109,638
Echo Bay Mines Ltd. ......................................   7,400       47,638
Inland Steel Industries Inc. .............................   2,600       49,725
Marquette Medical Sys. ...................................   1,500       30,938
Mead Corp. ...............................................   2,800      157,500
Morton International Inc. ................................   7,700      312,813
Nalco Chemical Co. .......................................   3,600      127,800
Nucor Corp. ..............................................   4,750      247,000
Praxair Inc. .............................................   8,900      412,738

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

COMMON STOCKS--CONTINUED

DESCRIPTION                                                SHARES     VALUE

RESOURCE DEVELOPMENT--CONTINUED
Sigma-Aldrich Corp. ......................................   5,300 $    168,275
Westvaco Corp. ...........................................   5,400      157,950
Worthington Industries, Inc. .............................   4,800       93,000
                                                                   ------------
                                                                      3,646,114
                                                                   ------------
RETAIL--8.6%
Albertson's, Inc. ........................................  13,400      469,000
American Stores Co. ......................................   7,700      323,400
Bob Evans Farms, Inc. ....................................   2,300       32,200
Charming Shoppes Inc. (b).................................   5,600       26,600
Circuit City Stores Inc. .................................   5,300      186,163
Claire's Stores Inc. .....................................   2,500       35,625
CVS Corp. ................................................   6,200      268,150
Dayton-Hudson Corp. ......................................  11,600      436,450
Dillard Department Stores.................................   6,300      188,213
Dollar General Corp. .....................................   4,207      130,433
Egghead Inc. (b)..........................................     900        4,838
Gap, Inc. ................................................  15,000      431,250
Giant Food Inc. (Class A).................................   3,200      105,600
Gibson Greetings Inc. (b).................................     900       16,650
Great Atlantic & Pacific Tea Co., Inc. ...................   2,000       62,500
Hannaford Brothers Co. ...................................   2,200       76,175
Hechinger Co. (Class A)...................................     800        1,625
Home Depot, Inc. .........................................  25,933    1,283,684
International Dairy Queen, Inc. (Class A) (b).............   1,300       25,675
K-Mart Corp. (b)..........................................  25,900      288,138
Kroger Co. (b)............................................   7,000      334,250
Lillian Vernon Corp. .....................................     500        6,500
Limited, Inc. ............................................  14,400      246,600
Longs Drug Stores, Inc. ..................................   2,400       58,200
Lowe's Companies, Inc. ...................................   9,100      301,438
Luby's Cafeterias, Inc.  .................................   1,300       26,487
May Department Stores Co. ................................  13,400      596,300
McDonald's Corp. .........................................  37,700    1,715,350
Mercantile Stores Co., Inc. ..............................   2,000       98,000
Nordstrom Inc. ...........................................   4,300      159,637
Penney, J.C. Co., Inc. ...................................  12,200      577,975
Pep Boys..................................................   3,300      104,775
Price/Costco Inc. (b).....................................  11,015      293,274
Ruby Tuesday..............................................     900       16,088
Ryan's Family Steakhouse, Inc. (b)........................   2,700       20,925
Sears Roebuck & Co. ......................................  21,200    1,017,600
Skyline Corp. ............................................     500       11,688
Specs Music Inc. (b)......................................     200          125
Starbucks Corp. (b).......................................   4,100      140,425
Tandy Corp. ..............................................   3,200      144,800
TJX Companies Inc. .......................................   4,000      159,000
Toys 'R' Us, Inc. (b).....................................  14,720      368,000

DESCRIPTION                                                SHARES     VALUE

RETAIL--CONTINUED
Wal-Mart Stores, Inc. .................................... 123,600 $  2,935,500
Walgreen Co. .............................................  13,200      542,850
Whole Foods Market (b)....................................   3,300       59,813
Woolworth (F.W.) Co. (b)..................................   7,200      146,700
                                                                   ------------
                                                                     14,474,669
                                                                   ------------
TECHNOLOGIES--20.6%
3Com Corp. (b)............................................   9,000      604,125
Advanced Micro Devices, Inc. (b)..........................   7,300      255,500
Airborne Freight Corp. ...................................   1,200       32,100
Alaska Air Group, Inc. (b)................................     800       17,300
Amdahl Corp. (b)..........................................   6,400       73,600
American Power Conversion Corp. (b).......................   5,100      137,381
Analog Devices, Inc. (b)..................................  11,999      346,499
Apple Computer, Inc. .....................................   6,600      109,725
Automatic Data Processing, Inc.  .........................  15,400      637,175
Baldor Electric Co. ......................................   1,400       35,875
Borland International, Inc. (b)...........................   1,900       12,112
Cisco Systems, Inc. (b)...................................  35,300    2,462,175
Compaq Computer Corp. (b).................................  15,200    1,320,500
Computer Assoc. International Inc. .......................  19,400      880,275
Cooper Industries Inc. ...................................   5,700      245,812
Digital Equipment Corp. (b)...............................   8,300      311,250
DSC Communications Corp. (b)..............................   6,200      139,500
Grainger, (W.W.) Inc. ....................................   2,700      208,575
Hewlett-Packard Co. ......................................  55,300    2,910,162
Hubbell Inc. (Class B)....................................   3,560      157,530
Intel Corp. ..............................................  44,600    7,236,350
International Business Machines Inc. .....................  28,700    4,513,075
MCI Communications Corp. .................................  37,200    1,306,650
Merix Corp. ..............................................     300        5,662
Micron Technology, Inc. ..................................  11,400      396,150
Microsoft Corp. ..........................................  64,500    6,579,000
Molex, Inc. ..............................................   5,400      206,550
National Semiconductor Corp. (b)..........................   7,500      208,125
Novell Inc. (b)...........................................  18,700      236,087
Perkin-Elmer Corp. .......................................   2,400      167,700
Quarterdeck Corp. (b).....................................   1,900        9,738
Raychem Corp. ............................................   2,500      216,563
Shared Medical Systems Corp. .............................   1,400       66,063
Solectron Corp. (b).......................................   2,900      174,725
Sprint Corp. .............................................  23,100      941,325
Stratus Computer Inc. (b).................................   1,400       44,450
Sun Microsystems Inc. (b).................................  20,000      635,000
Tandem Computers Inc. (b).................................   6,400       88,800
Tektronix, Inc. ..........................................   2,000       99,250
Tellabs, Inc. (b).........................................  10,000      411,875

                            PORTFOLIO OF INVESTMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

COMMON STOCKS--CONTINUED

DESCRIPTION                                                SHARES     VALUE

TECHNOLOGIES--CONTINUED
Thomas & Betts Corp. .....................................   2,800 $    131,250
Xilinx Inc. (b)...........................................   4,400      200,200
                                                                   ------------
                                                                     34,771,759
                                                                   ------------
TRANSPORTATION--1.6%
AMR Corp. (b).............................................   4,700      378,350
Consolidated Freightways, Inc. ...........................   1,200       10,500
CSX Corp. ................................................       0      552,900
Delta Air Lines, Inc. ....................................   4,000      316,000
Federal Express Corp. (b).................................   6,100      312,625
GATX Corp. ...............................................   1,100       53,763
Norfolk Southern Corp. ...................................   6,800      602,650
Roadway Services..........................................   1,100       22,550
Ryder System, Inc. .......................................   4,600      131,100
Southwest Airlines Inc. ..................................   8,000      176,000
UAL Corp. (b).............................................   3,100      175,150
Yellow Corp. (b)..........................................   1,500       25,688
                                                                   ------------
                                                                      2,757,276
                                                                   ------------
UTILITIES--7.5%
AGL Resources Inc. .......................................   3,100       64,713
American Water Works Co., Inc. ...........................   4,100       95,325
Ameritech Corp. ..........................................  29,700    1,774,575
Bell Atlantic Corp. ......................................  23,600    1,587,100
BellSouth Corp. ..........................................  54,200    2,405,125
Brooklyn Union Gas Company................................   2,600       77,025
California Energy Co., Inc. (b)...........................   3,500      134,312
Citizens Utilities Co. (Class A) (b)......................  12,535      142,589
Connecticut Energy Corp. .................................     700       16,013
Eastern Enterprises.......................................   1,100       36,162
El Paso Natural Gas Co. ..................................   3,000      161,625
Equitable Resources Inc. .................................   1,900       61,750
Idaho Power Co. ..........................................   2,200       68,475
LG & E Energy Corp. ......................................   3,500       84,875
MCN Corp. ................................................   3,600      116,550
NICOR Inc. ...............................................   2,700       97,538
Noram Energy Corp. .......................................   7,300      114,063
Northwestern Public Service Co. ..........................     500       18,937

DESCRIPTION                                                SHARES     VALUE

UTILITIES--CONTINUED
NYNEX.....................................................  24,000 $  1,215,000
ONEOK Inc. ...............................................   1,500       44,438
Pacific Enterprises.......................................   4,400      132,550
Pacific Telesis Group.....................................  23,400      918,450
Peoples Energy Corp. .....................................   1,900       63,175
Potomac Electric Power Co. ...............................   6,300      155,925
Public Service Co. of Colorado............................   3,600      140,400
SBC Telecommunications....................................  32,500    1,783,423
Southern New England Telecom..............................   3,500      130,375
Telephone & Data Systems..................................   3,300      125,813
US West Communications Group..............................  25,300      831,738
Washington Gas Light Co. .................................   2,300       50,888
                                                                   ------------
                                                                     12,648,927
                                                                   ------------
VEHICLE COMPONENTS--0.5%
Cooper Tire & Rubber Co. .................................   4,500       91,125
Cummins Engine Inc. ......................................   2,100      110,513
Dana Corp. ...............................................   5,400      176,175
Federal-Mogul Corp. ......................................   1,900       44,650
Genuine Parts.............................................   6,400      282,400
Modine Manufacturing Co. .................................   1,600       45,600
Smith (A.O.)..............................................   1,200       40,050
Spartan Motors Inc. (b)...................................     700        5,338
SPX Corp. ................................................     800       32,501
                                                                   ------------
                                                                        828,352
                                                                   ------------
Total Common Stocks (Cost $121,975,433)...........................  166,550,344
                                                                   ------------
Other Assets Less Liabilities--1.5%...............................    2,553,600
                                                                   ------------
NET ASSETS--100.0%................................................ $169,103,944
                                                                   ============

-------
(a) The aggregate cost for federal income tax purposes is $121,975,432, the aggregate gross unrealized appreciation is $46,017,567, and the aggregate gross unrealized depreciation is $1,442,656, resulting in net unrealized appreciation of $44,574,911.
(b) Non-income producing security.
                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                JANUARY 31, 1997
                                  (UNAUDITED)

ASSETS:
Investments at value (Cost $121,975,433) (Note 1)................. $166,550,344
Cash..............................................................    2,224,657
Receivable for securities sold....................................      483,050
Dividends receivable..............................................      218,065
                                                                   ------------
   Total assets...................................................  169,476,116
                                                                   ------------
LIABILITIES:
Payable for securities purchased..................................      325,563
Sponsorship fee payable (Note 2)..................................       46,609
                                                                   ------------
   Total liabilities..............................................      372,172
                                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......... $169,103,944
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital................................................... $169,103,944
                                                                   ============

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED JANUARY 31, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $339)...............  $ 1,066,890
EXPENSES (NOTE 2):
Expense payment and sponsorship fees.............................      211,362
                                                                   -----------
NET INVESTMENT INCOME............................................      855,528
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
Proceeds from sales..................................  $ 1,054,315
Cost of securities sold..............................      795,862
                                                       -----------
   Net realized gain on investments..............................      258,453
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS:
Beginning of period..................................   16,620,535
End of period........................................   44,574,911
                                                       -----------
   Net change in unrealized appreciation of investments..........   27,954,376
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $29,068,357
                                                                   ===========

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE         FOR THE
                                                  SIX MONTHS ENDED  YEAR ENDED
                                                  JANUARY 31, 1997 JULY 31, 1996
                                                    (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income..........................    $    855,528   $  1,132,780
 Net realized gain on investments...............         258,453        697,337
 Net change in unrealized appreciation of in-
  vestments.....................................      27,954,376      6,861,507
                                                    ------------   ------------
 Net increase in net assets resulting from oper-
  ations........................................      29,068,357      8,691,624
                                                    ------------   ------------
Transactions in Investors' Beneficial Interests:
 Additions......................................      49,705,015     52,533,365
 Reductions.....................................     (10,069,986)   (14,827,219)
                                                    ------------   ------------
 Net increase from transactions in investors'
  beneficial interests..........................      39,635,029     37,706,146
                                                    ------------   ------------
Total Increase in Net Assets....................      68,703,386     46,397,770
NET ASSETS:
 Beginning of period............................     100,400,558     54,002,788
                                                    ------------   ------------
 End of period..................................    $169,013,944   $100,400,558
                                                    ============   ============

                              FINANCIAL HIGHLIGHTS

                              FOR THE
                             SIX MONTHS                FOR THE YEAR ENDED JULY 31,
                               ENDED        ------------------------------------------------------
                          JANUARY 31, 1997    1996        1995       1994       1993       1992
                            (UNAUDITED)     (AUDITED)   (AUDITED)  (AUDITED)  (AUDITED)  (AUDITED)
Ratio of net investment
 income to average net
 assets.................        1.35%(a)(c)   1.48%(a)    1.85%(b)   2.13%(b)   1.88%(b)   1.99%(b)
Ratio of expenses to av-
 erage net assets.......        0.33%(a)(c)   0.50%(a)    0.43%(b)   0.29%(b)   0.29%(b)   0.29%(b)
Portfolio Turnover......           5%            5%          6%         8%         4%         3%
Average commission rate
 paid per share.........       $0.05         $0.05          --         --         --         --

(a) Had the Expense Payment Agreement and the Sponsor Agreement not been in place, the ratios of net investment income and expenses for the six months ended January 31, 1997 would have been 1.34% and 0.34%, respectively and for the year ended July 31, 1996 would have been 1.14% and 0.85%, respectively.
(b) Reflects a voluntary waiver of fees by the Administrator and Adviser. Due to limitations set forth in the Expense Payment Agreement, had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets as stated would not have changed for the periods ended July 31, 1993 and 1992. For the years ended July 31, 1995 and 1994, the ratios of net investment income and expenses to average net assets would have been 1.75% and 0.53% and 2.00% and 0.42%, respectively. (See Note 2.)
(c) Annualized.

                       See Notes to Financial Statements

                         DOMINI SOCIAL INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                                JANUARY 31, 1997
                                  (UNAUDITED)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
  Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.
(A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.
(B) DIVIDEND INCOME: Dividend income is recorded on the ex-dividend date.
(C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.
(D) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.
NOTE 2--TRANSACTIONS WITH AFFILIATES
(A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, KLD received an investment advisory fee accrued daily at an annual rate equal to 0.050% of the Index Portfolio's average daily net assets.
(B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to 0.10% of the Index Portfolio's average daily net assets. Prior to October 4, 1996, MEA received a fee based on the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.
(C) SPONSOR FEES: Pursuant to a Sponsorship Agreement dated November 6, 1996, KLD agreed to pay all of the ordinary operating expenses of the Index Portfolio except the sponsorship fee and excluding brokerage fees and commissions, interest, taxes and extraordinary expenses. Under this arrangement, KLD receives sponsorship fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio. From October 4, 1996 to November 5, 1996, the Administrator, Signature Broker-Dealer Services, Inc. ("Signature"), received expense payment fees from the Index Portfolio at an annual rate equal to 0.20% of the average daily net assets of the Index Portfolio, and prior to October 4, 1996, at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Sponsorship Agreement will terminate on December 31, 1999. For the six months ended January 31, 1997, the Sponsor and Administrator incurred approximately $217,798 in expenses on behalf of the Index Portfolio.
(D) ADMINISTRATION FEES: Pursuant to an Administrative Services Agreement between KLD and Signature, Signature serves as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustees to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operation of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and trustees affiliated with Signature. For these services, Signature receives from KLD a fee accrued daily at an annual rate equal to 0.025% of the Index Portfolio's average daily net assets.
NOTE 3--INVESTMENT TRANSACTIONS
  Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,763,129 and $1,054,315, respectively.

--------------------------------------------------------------------------------
                                                              Semi-Annual Report
--------------------------------------------------------------------------------

INVESTMENT ADVISER (BALANCED FUND) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place                                     [LOGO OF GREEN CENTURY FUNDS
Boston, MA 02111                                        APPEARS HERE]
1-800-93-GREEN

INVESTMENT SUBADVISER (BALANCED FUND)
Winslow Management Company
24 Federal Street
Boston, MA 02110

INVESTMENT ADVISER (INDEX PORTFOLIO)
Kinder, Lydenberg, Domini & Co., Inc.
129 Mt. Auburn Street
Cambridge, MA 02138

PORTFOLIO INVESTMENT MANAGER (INDEX PORTFOLIO)
Mellon Equity Associates
500 Grant Street, Suite 3700
Pittsburgh, PA 15258-0001

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR AND DISTRIBUTOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

TRANSFER AGENT AND CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

 FOR MORE INFORMATION ABOUT
 THE GREEN CENTURY FUNDS CALL
 1-800-93-GREEN

 FOR SPECIFIC INFORMATION
 ABOUT YOUR OWN ACCOUNT, CALL
 1-800-221-5519

                                                                        Balanced
                                                                            Fund
                                                               December 31, 1996
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[LOGO OF GREEN CUNTURY FUNDS APPEARS HERE]                                Equity
                                                                            Fund
Printed on recycled paper with soy-based ink.                   January 31, 1997